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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        June 30, 2009
                                                     ----------------------

Check here if Amendment [ ];                  Amendment Number:
                                                                  ------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Caldwell & Orkin, Inc.
          ----------------------------------------------------------
Address:    5185 Peachtree Parkway
          ----------------------------------------------------------
            Suite 370
          ----------------------------------------------------------
            Norcross, Georgia  30092-6541
          ----------------------------------------------------------

Form 13F File Number:   28-     2699
                            ----------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Michael B. Orkin
                  ----------------------------------------------------------
          Title:    CEO
                  ----------------------------------------------------------
          Phone:    (678)  533-7850
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael B. Orkin      Norcross, Georgia         August 7, 2009
      ---------------------     -------------------      -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                             ----------------------------

Form 13F Information Table Entry Total:        70
                                             ----------------------------

Form 13F Information Table Value Total:      $ 203,598
                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.            Form 13F file Number        Name

          1             28-     3468                C & O Funds Advisor, Inc.
         ---               -----------------        ----------------------------










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Caldwell & Orkin, Inc.
FORM 13F

             June 30, 2009


                                                      FORM 13F INFORMATION TABLE

                                                                                               Voting Authority
                                                                                               ----------------
                                Title
                                 of                 Value    Shares/     Sh/   Put/   Invstmt    Other
      Name of Issuer            Class    CUSIP     (x$1000)  Prn Amt     Prn   Call   Dscretn    Managers    Sole    Shared    None
      --------------            -----    -----     --------  -------     ---   ----   -------    --------    ----    ------    ----
AKAMAI TECHNOLOGIES             COM     00971t101      3,174    165,500 SH           Sole                     165,500
APPLE COMPUTER INC COM          COM     037833100     10,422     73,170 SH           Sole                      73,170
AUTONATION, INC.                COM     05329w102      1,855    106,900 SH           Sole                     106,900
BANK OF AMERICA                 COM     060505104      6,830    517,400 SH           Sole                     517,400
BHP BILLITON LTD-ADR            COM     088606108      1,348     24,625 SH           Sole                      24,625
BOARDWALK PIPELINE PTNRS        COM     096627104        820     36,300 SH           Sole                      36,300
BORGWARNER, INC.                COM     099724106      4,180    122,400 SH           Sole                     122,400
BROCADE COMMUNICATIONS          COM     111621306      3,849    491,000 SH           Sole                     491,000
CELANESE CORP                   COM     150870103      5,014    211,100 SH           Sole                     211,100
CHICO'S FAS, INC.               COM     168615102      2,610    268,200 SH           Sole                     268,200
COACH, INC.                     COM     189754104      2,688    100,000 SH           Sole                     100,000
COCA COLA CO COM                COM     191216100      4,588     95,600 SH           Sole                      95,600
COLGATE-PALMOLIVE               COM     194162103      2,306     32,600 SH           Sole                      32,600
DISCOVERY HOLDING               COM     25470f104      6,149    273,150 SH           Sole                     273,150
DRESS BARN                      COM     261570105      2,537    177,400 SH           Sole                     177,400
FREEPORT-MCMORAN COPPER-B       COM     35671d857      1,438     28,700 SH           Sole                      28,700
GAP, INC.                       COM     364760108      4,879    297,500 SH           Sole                     297,500
GENERAL CABLE CORP.             COM     369300108      2,492     66,300 SH           Sole                      66,300
GYMBOREE CORP.                  COM     403777105      2,409     67,900 SH           Sole                      67,900
HEWLETT-PACKARD CO.             COM     428236103      1,158     29,950 SH           Sole                      29,950
HOME DEPOT INC.                 COM     437076102        979     41,450 SH           Sole                      41,450
ICICI BANK-ADR                  COM     45104g104      2,366     80,200 SH           Sole                      80,200
IMAX CORP.                      COM     45245e109      1,060    130,600 SH           Sole                     130,600
INTERCONTINENTAL EXCHANGE INC.  COM     45865v100        880      7,700 SH           Sole                       7,700
ISHARES FTSE/XINHUA CHINA 25    COM     464287184      2,801     73,000 SH           Sole                      73,000
ISHARES MSCI BRAZIL             COM     464286400      1,340     25,300 SH           Sole                      25,300
ISHARES MSCI EMERGING MKTS      COM     464287234      1,154     35,800 SH           Sole                      35,800
ISHARES MSCI SINGAPORE          COM     464286673      2,763    306,300 SH           Sole                     306,300
ISHARES MSCI SOUTH AFRICA       COM     464286780      1,579     33,400 SH           Sole                      33,400
ISHARES MSCI SOUTH KOREA        COM     464286772      2,234     64,200 SH           Sole                      64,200
J. CREW GROUP INC.              COM     46612h402      5,633    208,475 SH           Sole                     208,475
JOHNSON & JOHNSON               COM     478160104      5,534     97,425 SH           Sole                      97,425
JONES APPAREL GROUP COM         COM     480074103      2,682    250,000 SH           Sole                     250,000
JOY GLOBAL, INC.                COM     481165108      3,426     95,900 SH           Sole                      95,900
KBR INC.                        COM     48242w106      4,654    252,400 SH           Sole                     252,400
KELLOGG CO.                     COM     487836108      6,818    146,400 SH           Sole                     146,400
KROGER COMPANY                  COM     501044101      3,016    136,800 SH           Sole                     136,800
LEAPFROG ENTERPRISES INC.       COM     52186n106        401    175,000 SH           Sole                     175,000
LULULEMON ATHLETICA INC.        COM     550021109      2,844    218,300 SH           Sole                     218,300
MACROVISION SOLUTIONS CORP.     COM     55611c108      2,037     93,400 SH           Sole                      93,400
MATRIX SERVICE CO               COM     576853105        875     76,200 SH           Sole                      76,200
MCDERMOTT INT'L                 COM     580037109      1,432     70,500 SH           Sole                      70,500
MCDONALD'S CORPORATION          COM     580135101      6,973    121,295 SH           Sole                     121,295
MICROSOFT CORP                  COM     594918104      4,735    199,200 SH           Sole                     199,200
MYR GROUP INC/DELAWARE          COM     55405w104        404     20,000 SH           Sole                      20,000
NATIONAL FUEL GAS CO.           COM     636180101        321      8,900 SH           Sole                       8,900
NOVELLUS SYSTEMS INC            COM     670008101      1,169     70,000 SH           Sole                      70,000
OWENS CORNING, INC.             COM     690742101      6,965    545,000 SH           Sole                     545,000
PEP BOYS-MANNY MOE & JACK       COM     713278109      2,567    253,200 SH           Sole                     253,200
PEPSICO INC.                    COM     713448108      4,754     86,500 SH           Sole                      86,500
PETROLEO BRASILEIRO             COM     71654v408      1,473     35,950 SH           Sole                      35,950
PG&E CORP.                      COM     69331c108      1,223     31,825 SH           Sole                      31,825
PRAXAIR INC                     COM     74005P104      2,317     32,600 SH           Sole                      32,600
QUALCOMM INC.                   COM     747525103      9,008    199,300 SH           Sole                     199,300
S&P 500 DEPOSITARY RECEIPT      COM     78462f103      3,011     32,745 SH           Sole                      32,745
SOUTH FINANCIAL GROUP           COM     837841105        851    714,800 SH           Sole                     714,800
SPDR GOLD TRUST                 COM     78463v107      7,987     87,600 SH           Sole                      87,600
SWIFT ENERGY CO.                COM     870738101      1,996    119,900 SH           Sole                     119,900
TENNECO INC.                    COM     880349105      3,830    361,300 SH           Sole                     361,300
TRANSITION THERAPEUTICS, INC.   COM     893716209        494    132,100 SH           Sole                     132,100
WAL-MART STORES, INC.           COM     931142103      7,243    149,520 SH           Sole                     149,520
WHOLE FOODS MARKET, INC.        COM     966837106      2,196    115,700 SH           Sole                     115,700
WISDOMTREE INDIA EARNINGS       COM     97717w422      1,279     73,700 SH           Sole                      73,700
YAHOO! INC                      COM     984332106      1,213     77,450 SH           Sole                      77,450
ADS PUTS 9/19/2009 45           PUT     0185818ui      1,586      2,600 SH   PUT     Sole                       2,600
AMED PUTS 9/19/09 55            PUT     0234368uk        330        150 SH   PUT     Sole                         150
POOL PUTS 10/17/2009 17.50      PUT     73278l8vw        917      3,597 SH   PUT     Sole                       3,597
STRA PUTS 10/17/2009 195        PUT     8632368vs        238        265 SH   PUT     Sole                         265
VOLC PUTS 1/16/2010 15          PUT     9286458mc      1,057      3,409 SH   PUT     Sole                       3,409
XLF CALLS 1/22/2011 13          CALL       vkpa.m        207      1,025 SH   CALL    Sole                       1,025


REPORT SUMMARY               70 DATA RECORDS  203,598   1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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